Related Party Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Convertible Notes Payable
	Interest Rate	Term	December 31, 2018	December 31, 2017
Related party convertible notes payable	6%	—	$—	$179,000
Discount			—	(4,544)
Total			$—	$174,456